Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue
Revenue	$ 413,096,606	$ 270,972,421	$ 168,998,225
Voyage Charter
Disaggregation of revenue
Revenue	373,693,986	204,619,286	88,412,858
Time Charter
Disaggregation of revenue
Revenue	$ 39,402,620	$ 66,353,135	$ 80,585,367